Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of comprehensive income [abstract]
Net income	$ 310,553	$ 422,484
Items that may be reclassified to income or loss in future years:
Foreign currency translation differences	(8,218)	5,675
Net investment hedge, net of tax	84,773	(136,089)
Items that may never be reclassified to income:
Defined benefit plan remeasurement, net of tax	(3,206)	16,809
Items directly reclassified to retained earnings:
Unrealized loss on investments in equity securities measured at fair value through OCI, net of tax	(2,448)	(8,108)
Other comprehensive income (loss), net of tax	70,901	(121,713)
Total comprehensive income (loss)	$ 381,454	$ 300,771